Subsequent Event	6 Months Ended	12 Months Ended
	Jul. 29, 2012	Jan. 29, 2012
Subsequent Event

NOTE 14 – SUBSEQUENT EVENT

On August 2, 2012, the Company issued $300 million additional aggregate principal amount of its 8 1/8% First Priority Notes due 2019 (the “Additional Notes”) at a premium of 107.5%. At closing, the Company received approximately $317 million, net of transaction fees. The Additional Notes were issued under the indenture pursuant to which HD Supply previously issued $950 million aggregate principal amount of 8 1/8% First Priority Notes due 2019, all of which remains outstanding. The net proceeds from the sale of the Additional Notes were applied to reduce outstanding borrowings under the Company’s ABL facility.

On October 15, 2012, the Company issued $1 billion of its 11.5% Senior Notes due 2020 (the “11.5% Senior Notes”) at par. As a result of the issuance, the Company incurred $18 million in debt issuance costs. On November 8, 2012, the net proceeds from the 11.5% Senior Notes issuance were used to redeem $930 million of the Company’s outstanding 13.5% Senior Subordinated Notes at a premium of 103.375% plus accrued interest of $23 million. As a result, in the fourth quarter of fiscal 2012, the Company recorded a $37 million loss on extinguishment of debt, which included a $31 million premium payment to redeem the 13.5% Senior Subordinated Notes and $5 million to write-off the pro-rata portion of the unamortized deferred debt costs. Subsequent to the redemption, $889 million of the Company’s 13.5% Senior Subordinated Notes remains outstanding. Affiliates of the Equity Sponsors that hold the Company’s 13.5% Senior Subordinated Notes had such notes redeemed on a pro-rata basis, such that subsequent to the redemption, they beneficially own approximately $348 million aggregate principal amount, or 39%, of the Company’s 13.5% Senior Subordinated Notes.

NOTE 18—SUBSEQUENT EVENTS

Disposition

On March 26, 2012, the Company sold all of the issued and outstanding equity interests in its IPVF business to Shale-Inland Holdings LLC for approximately $469 million. In accordance with ASC 205-20, Discontinued Operations, the results of the IPVF operations are classified as discontinued operations. The presentation of discontinued operations includes revenues and expenses of the discontinued operations and gain on the sale of businesses, net of tax, as one line item on the Consolidated Statements of Operations. All Consolidated Statements of Operations presented have been revised to reflect this presentation.

Refinancing Transactions (unaudited)

On April 12, 2012, HD Supply, Inc. consummated the following transactions (the “Refinancing Transactions”) in connection with the refinancing of the senior portion of its debt structure:

•	the issuance of $950 million of its 8.125% Senior Secured First Priority Notes due 2019 (the “First Priority Notes”);

•	the issuance of $675 million of its 11% Senior Secured Second Priority Notes due 2020 (the “Second Priority Notes”);

•	the issuance of approximately $757 million of its 14.875% Senior Notes due 2020 (the “Senior Notes”);

•	entry into a new senior term facility (the “Senior Term Facility”) maturing in 2017 and providing for term loans in an aggregate principal amount of $1 billion; and

•

entry into a new senior asset based lending facility (the “ABL Facility”) maturing in 2017 and providing for senior secured revolving loans and letters of credit of up to a maximum aggregate principal amount of $1.5 billion.

The proceeds of the First Priority Notes, the Second Priority Notes, the Senior Notes, the Senior Term Facility and the ABL Facility were used to (i) repay all amounts outstanding under the Senior Secured Credit Facility, (ii) repay all amounts outstanding under the ABL Credit Facility, (iii) repurchase all remaining outstanding 12.0% Senior Notes and (iv) pay related fees and expenses.

Acquisition (unaudited)

On June 29, 2012, the Company purchased Peachtree Business Products LLC for approximately $196 million. Headquartered in Marietta, Georgia, Peachtree Business Products specializes in customizable business and property marketing supplies, serving residential and commercial property managers, medical facilities, schools and universities, churches and funeral homes. Peachtree Business Products LLC will be operated as part of the Company’s Facilities Maintenance segment.